DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2024

(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS - 111.9%

	ELECTRIC, GAS AND WATER - 74.4%
1,650,657	Alliant Energy Corp. (a)	$91,875,569
1,229,716	Ameren Corp. (a)	97,479,587
657,210	American Electric Power Co., Inc. (a)	64,485,445
293,942	American Water Works Co. (a)(b)	41,845,583
627,315	Atmos Energy Corp. (a)	80,221,042
389,700	Black Hills Corp.	23,011,785
3,548,252	CenterPoint Energy, Inc. (a)	98,463,993
1,406,609	CMS Energy Corp. (a)	91,148,263
1,238,640	Dominion Energy, Inc. (a)	66,217,694
591,120	DTE Energy Co. (a)	71,247,694
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	28,512,591
1,530,055	Emera Inc. (Canada)	55,201,376
5,332,200	Enel S.p.A. (Italy)	38,047,165
575,595	Entergy Corp. (a)	66,751,752
1,548,410	Essential Utilities, Inc. (a)(b)	62,942,867
1,298,286	Evergy, Inc. (a)	75,300,588
482,140	Eversource Energy (a)(b)	31,295,707
1,138,500	FirstEnergy Corp. (a)	47,714,535
981,900	Fortis Inc. (Canada)	41,025,928
3,539,400	Iberdrola, S.A. (Spain)	46,649,164
4,377,587	National Grid plc (United Kingdom)	55,440,964
875,590	New Jersey Resources Corp. (a)	40,933,832
1,243,797	NextEra Energy, Inc. (a)(b)	95,013,653
2,797,315	NiSource Inc. (a)	87,416,094
779,470	Northwest Natural Holding Co.	31,163,211
1,870,780	OGE Energy Corp. (a)	72,530,141
576,000	ONE Gas, Inc. (a)(b)	40,106,880
2,106,700	PG&E Corp. (a)	38,447,275
624,930	Pinnacle West Capital Corp. (a)	53,487,759
1,488,861	PPL Corp.	44,248,949
1,000,879	Public Service Enterprise Group Inc. (a)	79,840,118
1,329,191	Sempra Energy (a)	106,415,031
616,000	Severn Trent Plc. (United Kingdom)	20,342,384
1,048,771	Southern Co. (a)	87,593,354
776,340	Spire Inc. (a)(b)	51,696,481
1,126,885	WEC Energy Group, Inc. (a)	96,979,723
1,686,151	Xcel Energy Inc. (a)	98,268,880

		2,319,363,057

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 22.1%
475,000	Cheniere Energy, Inc. (a)	$86,754,000
958,145	Enbridge Inc. (Canada)	35,853,786
3,650,062	Energy Transfer Equity LP	59,386,509
1,700,000	Enterprise Products Partners LP	49,062,000
1,000,000	Keyera Corp. (Canada)	28,195,012
1,625,026	Kinder Morgan, Inc. (a)	34,336,799
75,000	Marathon Petroleum Corp.	13,276,500
1,343,852	MPLX LP	57,543,743
317,391	New Fortress Energy Inc.	6,265,298
650,000	ONEOK, Inc.	54,164,500
1,151,600	Pembina Pipeline Corp. (Canada)	44,606,838
1,989,900	Plains All American Pipeline, LP	36,196,281
500,000	Targa Resources Corp.	67,640,000
1,150,000	TC Energy Corp. (Canada) (a)(b)	48,771,500
55,000	Valero Energy Corp.	8,894,600
1,300,000	The Williams Companies, Inc.	55,822,000

		686,769,366

	TELECOMMUNICATIONS - 15.4%
374,650	American Tower Corp. (a)	82,572,860
2,584,500	AT&T Inc. (a)(b)	49,751,625
1,216,375	BCE Inc. (Canada) (a)(b)	41,028,329
730,050	Cellnex Telecom SA (Spain)	25,421,758
1,089,400	Comcast Corp. Class A (a)	44,959,538
735,895	Crown Castle Inc. (a)(b)	81,007,322
65,143	Equinix, Inc. (a)	51,478,604
2,666,500	Telus Corp. (Canada)	43,024,565
1,339,489	Verizon Communications Inc. (a)	54,276,094
782,200	Vodafone Group Plc ADR (United Kingdom)	7,321,392

		480,842,087

	Total Common Stocks & MLP Interests
	(Cost $2,757,859,630)	3,486,974,510

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Par Value	Description	Value

BONDS - 22.2%

	ELECTRIC, GAS AND WATER - 11.5%
$6,000,000	AEP Texas Inc.
	5.40%, 6/01/33	$5,995,132
7,000,000	Ameren Corp.
	5.70%, 12/01/26	7,121,602
15,000,000	American Electric Power
	5 5/8%, 3/01/33	15,394,225
18,500,000	American Water Capital Corp.
	3.40%, 3/01/25 (a)(b)	18,292,415
10,000,000	American Water Capital Corp.
	5.15%, 3/01/34	10,165,010
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	24,186,337
10,000,000	Atlantic City Electric
	3 3/8%, 9/01/24	9,977,852
10,000,000	Berkshire Hathaway Inc.
	8.48%, 9/15/28 (a)(b)	11,457,636
9,000,000	CMS Energy Corp.
	3.45%, 8/15/27 (a)(b)	8,696,066
8,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	7,720,447
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,400,000
10,000,000	DTE Electric Co.
	5.10%, 3/1/29	10,095,177
9,500,000	DTE Electric Co.
	5.85%, 6/1/34	9,894,598
10,000,000	Duke Energy Corp.
	3.15%, 8/15/27 (a)(b)	9,562,748
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)(b)	4,801,551
8,000,000	Edison International
	4.70%, 8/15/25 (a)(b)	7,952,241
5,600,000	Edison International
	4 1/8%, 3/15/28	5,441,247
9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)(b)	9,922,344
7,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27 (a)(b)	6,704,317
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	3,889,871
4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)(b)	3,796,693
10,000,000	Eversource Energy
	4 1/4%, 4/01/29	9,720,712

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Par Value	Description	Value

$5,000,000	Florida Power & Light Co.
	5.30%, 6/15/34	$5,174,849
18,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	17,863,047
6,000,000	Kentucky Utilities Co.
	5.45%, 4/15/33	6,204,335
5,000,000	Nextera Energy Capital
	4.45% 6/20/25 (a)(b)	4,965,418
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27 (a)(b)	18,358,263
5,000,000	Ohio Power Co.
	6.60%, 2/15/33 (a)(b)	5,453,145
10,000,000	Progress Energy Inc.
	7 3/4%, 3/01/31	11,485,334
5,000,000	Public Service Electric
	3.00%, 5/15/25	4,916,498
10,000,000	Public Service Electric
	3.00%, 5/15/27 (a)(b)	9,608,945
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	4,920,129
5,000,000	Sempra Energy
	5.50%, 8/01/33	5,120,195
6,000,000	Southern California Gas Co.
	3.15%, 9/15/24	5,986,860
16,300,000	Southern Power Co.
	4.15%, 12/01/25 (a)(b)	16,136,282
9,000,000	Southern Power Co.
	5 3/4%, 9/15/33	9,432,091
8,500,000	Virginia Electric & Power Co.
	3 1/2%, 3/15/27 (a)(b)	8,268,591
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	3,689,769
2,880,000	Wisconsin Energy Corp.
	3.55%, 6/15/25 (a)(b)	2,834,297
9,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)(b)	8,695,462

		359,301,731

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 7.1%
$4,000,000	Conoco Inc.
	6.95%, 4/15/29	$4,400,809
20,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	19,740,072
5,000,000	Energy Transfer Partners
	9.00%, 11/1/24	5,032,902
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25 (a)(b)	2,974,769
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29 (a)(b)	10,122,022
5,000,000	Energy Transfer Partners
	6.55%, 12/01/33	5,401,941
7,900,000	Energy Transfer Partners
	5.80%, 6/15/38	8,033,983
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	5,602,096
8,000,000	Enterprise Products Operating LP
	5.35%, 1/31/33	8,274,650
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	5,747,478
16,000,000	Kinder Morgan Energy Partners, LP
	5.80%, 3/15/35	16,513,338
8,000,000	MPLX LP
	4 1/4%, 12/01/27	7,846,839
7,000,000	MPLX LP
	4.95%, 9/01/32	6,858,505
5,000,000	MPLX LP
	5.00%, 3/01/33	4,894,794
11,000,000	ONEOK, Inc.
	5.00%, 3/1/26 (a)(b)	11,002,458
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	11,539,630
7,500,000	ONEOK Partners, LP
	4.90%, 3/15/25 (a)(b)	7,472,928
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)(b)	15,560,064
10,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	9,934,766
20,000,000	Targa Resource Partners
	6 1/2%, 7/15/27 (a)(b)	20,213,920
18,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28 (a)(b)	18,296,731
15,000,000	The Williams Companies, Inc.
	5.15%, 3/15/34	14,967,020

		220,431,715

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 3.6%
$5,000,000	American Tower Corp.
	5.80%, 11/15/28	$5,189,377
8,000,000	American Tower Corp.
	5.65%, 3/15/33	8,254,504
8,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)(b)	7,504,627
5,900,000	Comcast Corp.
	7.05%, 3/15/33 (a)(b)	6,758,795
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	5,411,679
17,000,000	Crown Castle Inc.
	4.45%, 2/15/26 (a)(b)	16,843,081
9,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	8,502,361
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	17,589,151
10,000,000	Telus Corp.
	2.80% 2/16/27 (a)(b)	9,532,064
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	18,040,150
7,500,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	8,642,419

		112,268,208

	Total Bonds
	(Cost $694,983,110)	692,001,654

	TOTAL INVESTMENTS - 134.1%
	(Cost $3,452,842,740)	4,178,976,164

	Secured borrowings - (24.8)%	(773,000,000)
	Secured notes - (6.4)%	(200,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (4.2)%	(132,000,000)
	Other assets less other liabilities - 1.3%	42,230,431

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$3,116,206,595

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan
(b)	All or a portion of this security has been loaned

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2024:

	Level 1	Level 2
Common Stocks & MLP Interests	$3,486,974,510	—
Bonds	—	$692,001,654
Total	$3,486,974,510	$692,001,654

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.